Organization - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 14, 2023	Aug. 04, 2023	Dec. 31, 2022	Dec. 31, 2023
Organization [Line Items]
Entity incorporation date				Sep. 30, 2015
Common stock par value			$ 0.0001	$ 0.0001
Banzai International Inc [Member]
Organization [Line Items]
Enterprise valuation amount	$ 100,000,000
Total consideration payable in shares of class A common stock or shares of class B common stock	$ 100,000,000			$ 100,000,000
7GC Common Stock [Member]
Organization [Line Items]
Common stock par value		$ 0.0001
Common stock price per share		$ 10
7GC Common Stock [Member] | Banzai International Inc [Member]
Organization [Line Items]
Enterprise valuation amount		$ 100,000,000
Hyros [Member]
Organization [Line Items]
Percentage of voting interests planned to acquire			100.00%
Expected transaction price			$ 110,000,000